Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
Shares used in calculating basic and diluted income (loss) per share are as follows:

	Three Months ended March 31
	2014	2013
Basic	10,830,312	7,339,979
Effect of exercise of stock options	-	475
Effect of exercise of warrants	-	582,075
Diluted	10,830,312	7,922,529

A reconciliation of shares used in calculating basic and diluted earnings per share follows:

	Year Ended December 31, 2013	Year Ended December 31, 2012
Basic	9,193,101	6,936,452
Effect of exercise of options and Warrants	598,392	641,109
Diluted	9,791,493	7,577,561

Schedule of Weighted Average Number of Shares [Table Text Block]
The computation of basic and diluted EPS excludes the common stock equivalents of the following potentially dilutive securities because their inclusion would be anti-dilutive:

	Three Months ended March 31,
	2014	2013
Stock options and warrants	1,201,925	814,675